SCHEDULE OF CASH BY CURRENCY DENOMINATION (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Cash	$ 2,610,933	$ 323,738
Singapore Dollar [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Cash	11,228	6,592
US Dollar [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Cash	2,599,705	317,060
RMB [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Cash		$ 86